Depreciation, amortization and impairment	12 Months Ended
Dec. 31, 2025
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation, amortization and impairment	Depreciation, amortization and impairment
Depreciation, amortization and impairment expenses incurred during the years ended 31 December 2025, 2024, and 2023 are as follows:

	2025	2024	2023
Depreciation and impairment of property, plant and equipment (see Note 12)	21,174	17,105	14,353
Depreciation of right of use assets (see Note 13)	14,485	13,377	8,913
Amortization and impairment of intangible assets (see Note 15)	2,192	819	2,723
	37,851	31,301	25,989
Depreciation, amortization and impairment expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2025	2024	2023
Cost of product revenue	21,972	18,683	15,582
Research and development expenses	9,851	8,359	6,886
General and administrative expenses	6,028	4,259	3,521
	37,851	31,301	25,989